Third Party Lease Commitments - Operating Ground Lease Commitments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2017	$ 4,637
2018	4,448
2019	4,448
2020	4,413
2021	4,453
Thereafter	104,210
Operating Leases, Future Minimum Payments Due, Total	$ 126,609